RESERVES (Tables)	12 Months Ended
Jun. 30, 2023
RESERVES [Abstract]
Reserves
			2023	2022
	Note		US$	US$
Share-based payments reserve	13(b	)	15,004,052	12,985,856
Foreign currency translation reserve	13(f	)	(1,008,244)	(596,331)
			13,995,808	12,389,525

Movements in Share-based Payments Reserve
(b)	Movements in share-based payments reserve during the year

	Number of Listed Options	Number of Unlisted Options (Note 12(c))	Number of Performance Rights (Note 12(d))	No. of Restricted Stock Units (Note 12(e))	US$
2023
Opening balance at July 1, 2022	-	23,824,000	27,620,000	600,000	12,985,856
Grant of employee incentive securities	-	424,372	1,535,000	424,372	-
Grant of options to financial advisor	-	1,000,000	-	-	354,788
Exercise of options	-	(2,237,000)	-	-	(192,511)
Conversion of RSUs	-	-	(329,000)	-	(167,487)
Conversion of performance rights	-	-	-	(200,001)	(216,007)
Issue of shares to a consultant	-	-	-	-	(350,000)
Lapse of employee incentive securities	-	-	(80,000)	-	-
Share-based payment expense	-	-	-	-	2,589,413
Closing balance at June 30, 2023	-	23,011,372	28,746,000	824,371	15,004,052
2022
Opening balance at July 1,2021	12,624,214	25,800,000	16,325,000	-	4,738,007
Grant of employee incentive securities	-	600,000	11,295,000	600,000	-
Exercise of options	(12,606,704)	(2,576,000)	-	-	(92,479)
Expiry of options	(17,510)	-	-	-	-
Share-based payment expense	-	-	-	-	8,340,328
Closing balance at June 30, 2022	-	23,824,000	27,620,000	600,000	12,985,856

Notes:

(1)	For details on the valuation of Unlisted Options, Performance Rights and Restricted Stock Units, including models and assumptions used, refer to Note 17 of the financial statements.

Movements in Foreign Currency Translation Reserve
(f)	Movements in foreign currency translation reserve during the year

	2023	2022
	US$	US$
Balance at start of year	(596,331)	(2,419)
Exchange differences arising on translation into presentation currency	(411,913)	(593,912)
Balance at June 30	(1,008,244)	(596,331)